Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 300			$ 300
Cumulative estimated gain losses on termination of forward contracts				100
Gain losses on cash flow hedges net of tax	$ (145)	$ 43.0	$ 72	247	$ 545	$ (815)
Accumulated fair value hedge adjustment on hedged item included in carrying amount liabilities				$ 200	500	900
Percentage change in rate of interest percentage	1.00%	1.00%		1.00%
Estimated increase decrease in annual interest expense	$ 800			$ 700
Cash and cash equivalents	133,214		$ 110,642	172,758	95,676	$ 96,255	$ 326,864
Financial liabilities, at fair value	400			180	371
Bank And Asset Based Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Loans received	78,600			67,900
Debt instrument unused borrowing capacity	$ 671,900			$ 681,500
Bank Facility Asset Facility And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Net debt to earnings before interest tax depreciation and amortization	43	43		1
Maximum net debt to earnings before interest tax depreciation and amortization	3	3		3
Actual interest coverage ratio	9	9		8
Minimum interest coverage ratio	3	3		3
Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value				$ 27,500	25,700
Investment In Preferred Shares [Member] | Long Term Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs				$ 24,200	$ 22,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue				10.00%	10.00%
Percentage of accounts receivable and contract assets				10.00%	10.00%
Bottom of range [member] | Investment In Preferred Shares [Member] | Long Term Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs	$ 24,700			$ 24,200
Top of range [member] | Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	26,500			27,500
Senior Unsecured Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs				280,300
Financial liabilities, at fair value				280,295	$ 284,605
Senior Unsecured Notes [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs	263,700			266,900
Senior Unsecured Notes [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs	$ 252,100			$ 280,300
Senior Unsecured Notes [Member] | Discount rate, measurement input [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average discount rate	5.1			3.5